Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables

16	Trade and other payables

Current	2022 £’000	2021 £’000	2020 £’000
Trade payables	339	485	337
Other payables	17	5	26
Accruals	817	546	768
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,173	1,036	1,131
Tax and social security	77	56	31
Deferred revenue	197	–	68
Total trade and other payables	1,447	1,092	1,230

Book values approximate to fair value at 31 December 2022, 2021 and 2020.

All current trade and other payables are payable within 3 months of the period end date shown above.